GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount of goodwill	$ 92,321,934	$ 84,837,304
Forecast period	4 years
Perpetual growth rate	3.00%
Impairment loss, goodwill	$ 0
Bottom of range
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rates	10.50%
Top of range
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rates	34.90%
Massachusetts
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount of goodwill	$ 16,399,143
Nevada
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount of goodwill	68,438,161
Pennsylvania
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount of goodwill	$ 7,484,630